Capital and financial risk management - Liquidity risk - Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Fair value of financial instruments
Cash and cash equivalents	€ 13,637	€ 4,674	€ 4,674